Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FID DISRUPTIVE FINANCE ETF	Feb. 10, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Disruptive Finance ETF
Bar Chart Table:
Annual Return 2021	23.09%
Annual Return 2022	(24.79%)